LEASES – AS A LESSEE (Details Narrative)	12 Months Ended
Dec. 31, 2023 JPY (¥)
Leases As Lessee
Cash proceeds from lease	¥ 759,688
Assets sold amounted	784,676
Gain realized from lease	¥ 24,988,000